Variable Interest Entities	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities	Variable Interest Entities
Consolidated VIEs
The Company consolidates certain securitization trusts in which we have a variable interest and are deemed to be the primary beneficiary. Our consolidation policy is further discussed in Note 1.
The VIEs are SPEs with portfolio loans securing debt obligations. The SPEs were created and designed to transfer credit and interest rate risk associated with consumer loans through the issuance of collateralized notes and trust certificates. The Company makes standard representations and warranties to repurchase or replace qualified portfolio loans. Aside from these representations, the holders of the asset-backed debt obligations have no recourse to the Company if the cash flows from the underlying portfolio loans securing such debt obligations are not sufficient to pay all principal and interest on the asset-backed debt obligations. We hold a significant interest in these financing transactions through our ownership of a portion of the residual interest in certain VIEs. In addition, in some cases, we invest in the debt obligations issued by the VIE. Our investments in consolidated VIEs eliminate in consolidation. The residual interest is the first VIE interest to absorb losses should the loans securing the debt obligations not provide adequate cash flows to satisfy more senior claims and is, by design, the interest that we expect to absorb the expected gains and losses of the VIE. The Company’s exposure to credit risk in sponsoring SPEs is limited to our investment in the VIE. VIE creditors have no recourse against our general credit.
The following table presents the assets and liabilities of consolidated VIEs that were included in our consolidated balance sheets. The assets in the below table may only be used to settle obligations of consolidated VIEs and were in excess of those obligations as of the dates presented. Additionally, the assets and liabilities in the table below exclude intercompany balances, which eliminate upon consolidation.

	December 31,
	2021	2020
Assets:
Restricted cash and restricted cash equivalents	$53,161	$76,973
Loans	808,904	1,468,170
Total assets	$862,065	$1,545,143
Liabilities:
Accounts payable, accruals and other liabilities	$388	$759
Debt(1)	660,419	1,248,822
Residual interests classified as debt	93,682	118,298
Total liabilities	$754,489	$1,367,879
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(1)Debt is presented net of debt issuance costs and debt premiums (discounts).
Nonconsolidated VIEs
We have created and designed personal loan and student loan trusts to transfer associated credit and interest rate risk associated with the loans through the issuance of collateralized notes and residual certificates. We have a variable interest in the nonconsolidated loan trusts, as we own collateralized notes and residual certificates in the loan trusts that absorb variability. We also have continuing, non-controlling involvement with the trusts as the servicer. As servicer, we have the power to perform the activities which most impact the economic performance of the VIE, but since we hold an insignificant financial interest in the trusts, we are not the primary beneficiary. We define an insignificant financial interest as less than 10% of the expected gains and losses of the VIE. This financial interest represents the equity ownership interest in the loan trusts, wherein there is an obligation to absorb losses and the right to receive benefits from residual certificate ownership. The maximum exposure to loss as a result of our involvement with the nonconsolidated VIE is limited to our investment. There are no liquidity arrangements, guarantees or other commitments by third parties that may affect the fair value or risk of our variable interests in nonconsolidated VIEs.
Personal Loans
We established four and one personal loan trusts during the years ended December 31, 2021 and 2020, respectively, that were not consolidated as of the corresponding balance sheet dates. As of December 31, 2021 and 2020, we had investments in nine and nine nonconsolidated personal loan VIEs, respectively.
We did not provide financial support to any personal loan trusts beyond our initial equity investment during the years presented. We did not deconsolidate any personal loan VIEs during the year ended December 31, 2021. We deconsolidated three VIEs during the year ended December 31, 2020, which were originally consolidated in 2017.
Student Loans
We established four and four student loan trusts during the years ended December 31, 2021 and 2020, respectively, that were not consolidated as of the corresponding balance sheet dates. As of December 31, 2021 and 2020, we had investments in 24 and 20 nonconsolidated student loan VIEs, respectively.
We did not provide financial support to any student loan trusts beyond our initial equity investment during the years presented. We did not deconsolidate any student loan VIEs during the year ended December 31, 2021. We consolidated one VIE during the year ended December 31, 2020 that was also deconsolidated during the year.
The following table presents the aggregate outstanding value of asset-backed bonds and residual interests owned by the Company in nonconsolidated VIEs, which were included in our consolidated balance sheets.

	December 31,
	2021	2020
Personal loans	$62,925	$71,115
Student loans	311,763	425,820
Securitization investments	$374,688	$496,935